Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERT NYS

1-3950

NYSE

03026904

July 8, 2003

RECD S.E.C.
JUL 08 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUL 15 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, FORD MOTOR COMPANY, 7.50% Notes due June 10, 2043 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 8, 2003. Tentative listing date – Not yet determined.

Sincerely,

[signature]